Note 16 - Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		Dec. 31, 2021	[1]	Dec. 31, 2020 [2]
Reconciliation of total net assets of Harvest Fund Management Co., LTD to the Groups carrying amount [Line Items]
Net assets of the equity method investee		€ 1,024		€ 867
Groups ownership percentage on the investees equity		30.00%	[3]	30.00%
Groups share of net assets		€ 307		€ 260
Goodwill		17		16
Intangible Assets		15		14
Other adjustments		1		0
Carrying amount	[4]	€ 341		€ 290

[1]	December 2021 numbers are based on 2021 unaudited financials.
[2]	December 2020 numbers are based on 2020 audited financials.
[3]	The Group has significant influence over these investees through its holding percentage and representation on the board seats.
[4]	There is no impairment loss in 2021 (€ 0 million in 2020).